EATON VANCE VARIABLE TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Variable Trust (the “Registrant”) (1933 Act File No. 333-44010) certifies (a) that the form of prospectus dated May 1, 2021 used with respect to the following series of the Registrant, does not differ materially from those contained in Post-Effective Amendment No. 49 (“Amendment No. 49”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 49 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-21-000791) on April 28, 2021.

Eaton Vance VT Floating-Rate Income Fund

EATON VANCE VARIABLE TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: May 3, 2021